Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 16,841,902	$ 3,278,253
Short-term investments		11,100,000	11,100,000
Accounts receivable, net		1,627,500	1,697,673
Advances to suppliers, net
Intercompany receivables		15,000	15,000
Other receivable		5,846,247	6,846,247
Total current assets		35,430,649	22,937,173
Non-current assets
Investments in non-VIE subsidiaries		14,307,351	14,523,251
Total non-current assets		14,307,351	14,523,251
Total Assets		49,738,000	37,460,424
Current liabilities
Accounts payable		50,000	85,860
Intercompany payable		4,284,252	1,364,252
Total current liabilities		4,334,252	1,450,112
Total Liabilities		4,334,252	1,450,112
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital		35,040,217	24,920,060
Statutory reserve		836,215	836,215
Retained earnings		9,301,135	10,671,200
Accumulated other comprehensive loss		(74,586)	(420,093)
Total Shareholders’ Equity		45,403,748	36,010,312
Total Liabilities and Shareholders’ Equity		49,738,000	37,460,424
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares value	[1]	299,948	2,111
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares value		$ 819	$ 819

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).